Touchstone International Value Fund Investment Strategy - Touchstone International Value Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its assets in value securities. The Fund invests primarily in equity securities of companies in non-U.S. developed and emerging market countries. The equity securities in which the Fund invests are mainly common stocks, but may also include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs” and, together with ADRs, “Depositary Receipts”). Depositary Receipts are certificates issued by a bank or trust company that represent ownership of shares of a foreign issuer and generally trade on an established market, in the United States or elsewhere. Although the Fund may invest in securities of companies of any size, the Fund generally invests in companies with market capitalizations of $20 million or more at the time of purchase. The Fund considers a company to be a non-U.S. company if (i) the company’s primary issue trades on a non-U.S. exchange; or (ii) the company is organized, maintains its principal place of business, or primarily generates its revenues outside of the United States. The Fund classifies emerging market countries as those countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index. In selecting securities for the Fund, LSV Asset Management, the Fund’s sub-adviser (“LSV”), focuses on companies whose securities, in LSV’s opinion, are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow, but show signs of recent improvement. LSV uses a quantitative investment model to make investment decisions for the Fund. Any investment decisions are generally made based on whether a buy or sell signal is received from the quantitative investment model. The investment model ranks securities based on fundamental measures of value (such as the price-to-earnings ratio) and indicators of near-term appreciation potential (such as recent price appreciation). The investment model selects stocks to buy from the higher-ranked stocks and selects stocks to sell from those whose rankings have decreased, subject to overall risk controls. The Fund will invest, under normal circumstances, at least 80% of its assets (including borrowings for investment purposes) in value securities. This is a non-fundamental policy that the Fund can change upon 60 days’ prior written notice to shareholders. For purposes of this non-fundamental policy, the sub-adviser considers “value” securities to be those issued by companies whose securities, in accordance with the sub-adviser’s proprietary quantitative investment methodology described above, are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow.